Lease	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
LEASE

6. LEASE

The Group leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all these leases are ranging from one year to three years. All the Group’s leases qualify as operating leases. Short-term leases (lease terms less than 12 months) are recognized as incurred.

(a)	A summary of supplemental information related to operating leases as of December 31, 2024 and 2025 as follows:

	As of December 31,
	2024	2025
	RMB	RMB	USD

Operating lease right-of-use assets	9,589	3,635	520
Operating lease liabilities, current	4,961	2,319	332
Operating lease liabilities, non-current	4,042	364	52
Operating lease liabilities	9,003	2,683	384

The weighted average remaining lease term as of December 31, 2024 and 2025 were 1.48 years and 1.13 years, and the weighted average discount rate of the operating leases were 4.09% and 3.57%, respectively.

The Group determines lease liabilities using its incremental borrowing rate where the implicit rate is not readily determinable. The incremental borrowing rate is derived with reference to market-based benchmark rates, including loan prime rates, and adjusted for factors such as lease term and economic environment.

The Group evaluates lease terms by considering contractual periods together with renewal or termination options when it is reasonably certain that such options will be exercised.

Certain lease arrangements include changes in lease payments over the lease term. These changes are assessed to determine whether they represent lease modifications requiring reassessment under applicable accounting guidance.

(b) The components of lease cost were as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD

Lease cost:
Operating lease cost	6,087	5,999	4,290	307
Short-term lease cost	2,170	2,438	2,149	613
Total lease cost	8,257	8,437	6,439	920

(c) Maturities of operating lease liabilities as of December 31, 2025 was as follows:

	As of December 31, 2025
	RMB	USD

2026	2,377	340
2027	370	53
Total undiscounted cashflows	2,747	393
Less: amounts representing interest	(65)	(9)
Present Value of future minimum lease payments	2,682	384
Less: Current obligations	(2,319)	(332)
Long term obligations	363	52

(d) Reinstatement obligations

The Group may incur obligations to restore leased premises to their original condition upon expiration of the lease terms in accordance with the respective lease agreements. Such obligations are evaluated in accordance with applicable accounting guidance and recognized as a provision when a present obligation exists and the amount can be reasonably estimated. Where recognized, the estimated reinstatement costs are included in the measurement of the related right-of-use assets and are subsequently increased for the passage of time as an accretion expense.

As of December 31, 2025, the Group assessed such obligations and determined that any potential reinstatement costs are not material to the consolidated financial statements.